Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Commitments and Contingencies
Commitments and Contingencies
8.	Commitments and Contingencies

Leases

As of June 30, 2023, the Company recorded an aggregate right of use asset of $1.1 million with an accumulated amortization of $0.9 million in the condensed balance sheet as operating lease right-of-use asset, net, and an aggregate lease liability of $0.2 million in the condensed balance sheet as operating lease liability, current. As of June 30, 2023, the weighted-average remaining lease term was less than one year, and the weighted-average estimated incremental borrowing rate was 6.00%.

As of June 30, 2023, total undiscounted lease payments were $0.2 million, which are committed to be made during 2023.

License Agreements

The Company has entered into exclusive license agreements with NKMAX, as amended in October 2021, April 2023 and August 2023 (“Intercompany License”), pursuant to which the Company acquired certain intellectual property. Pursuant to each license agreement, as consideration for an exclusive license to the intellectual property, the Company paid an upfront fee of $1.0 million (“Licensed Technology”).

As the license has no alternative future use, the Company recognized the upfront fee as research and development expense in the statement of operations during the year ended December 31, 2020. Additionally, the Company is also required to pay one-time milestone payments for the first receipt of regulatory approval by the Company or any of its affiliates for a Licensed Product in the following jurisdictions (and amounts): the United States ($5.0 million), the European Union (“EU”) ($4.0 million), and four other countries ($1.0 million each). The Company is obligated to pay a mid-single digit royalty on net sales of Licensed Products by it, its affiliates or its sublicensees, subject to customary reductions. The Company is also required to pay a percentage of its sublicensing revenue ranging from a low double-digit percentage to a midsingle digit percentage. As of June 30, 2023, the Company has not paid any milestone payments and no sales of Licensed Products have occurred.

Litigation

The Company is subject to legal proceedings and claims, which arise in the ordinary course of business.

The Company is not subject to any currently pending legal matters or claims that would have a material adverse effect on its financial position, results of operations or cash flows.

In the normal course of business, the Company enters into contracts and agreements that contain a variety of representations and warranties and provide for general indemnifications. The Company’s exposure under these agreements is unknown because it involves claims that may be made against the Company in the future but have not yet been made. The Company accrues a liability for such matters when it is probable that future expenditures will be made, and such expenditures can be reasonably estimated. No amounts were accrued as of December 31, 2022 and June 30, 2023.

8. Commitments and Contingencies

Leases

As of December 31, 2021, the Company recorded an aggregate ROU asset of $0.8 million with an aggregate accumulated amortization of $0.3 million in the balance sheet as operating lease right-of-use assets, net, and an aggregate lease liability of $0.8 million in the balance sheet as operating lease liability, of which $0.5 million was classified as current and $0.4 million was classified as noncurrent. As of December 31, 2021, the weighted-average remaining lease term is 1.7 years and the weighted-average estimated incremental borrowing rate is 5.5%.

As of December 31, 2022, the Company recorded an aggregate ROU asset of $1.1 million with an aggregate amortization of $0.7 million in the accompanying balance sheet as operating lease right-of-use asset, net, and an aggregate lease liability of $0.4 million in the balance sheet as operating lease liability, current. As of December 31, 2022, the weighted-average remaining lease term is less than one year and the weighted-average estimated incremental borrowing rate is 5.9%.

Maturities of the operating lease liability as of December 31, 2022 are as follows (in thousands):

Minimum
lease
payments
2023	$412
Total undiscounted lease payments	412
Less: imputed interest	(33)
Total operating lease liability	$379

As of December 31, 2021, the Company incurred operating cost of $0.3 million, of which $0.2 million was attributable as fixed cost and less than $0.1 million was attributable as variable cost. As of December 31, 2022, the Company incurred operating cost of $0.3 million, of which $0.2 million was attributable as fixed cost and less than $0.1 million was attributable as variable cost.

License Agreements

The Company has entered into exclusive license agreements with NKMAX, as amended in October 2021, April 2023 and August 2023 (“Intercompany License”), pursuant to which the Company acquired certain intellectual property. Pursuant to each license agreement, as consideration for an exclusive license to the intellectual property, the Company paid an upfront fee of $1.0 million (“Licensed Technology”).

As the license has no alternative future use, the Company recognized the upfront fee as research and development expense in the statement of operations during the year ended December 31, 2020. Additionally, under each agreement, the Company shall make milestone payments to NKMAX after the first receipt of Regulatory Approval of a licensed product (“Licensed Product”) in the applicable country by the Company or any of its affiliates of $5.0 million in United States of America, $4.0 million in the European Union (“EU”) and $1.0 million in any country other than United States of America or the EU for up to four additional countries. The Company shall also pay a mid-single digit fee on the net sales of Licensed Products, the manufacture, use or sale of which are claimed by or use any Licensed Technology. As of December 31, 2022, the Company has not paid any milestone payments and no sales of Licensed Products have occurred.

Litigation

The Company is subject to legal proceedings and claims, which arise in the ordinary course of business. The Company is not subject to any currently pending legal matters or claims that would have a material adverse effect on its accompanying financial position, results of operations or cash flows.

In the normal course of business, the Company enters into contracts and agreements that contain a variety of representations and warranties and provide for general indemnifications. The Company’s exposure under these agreements is unknown because it involves claims that may be made against the Company in the future but have not yet been made. The Company accrues a liability for such matters when it is probable that future expenditures will be made, and such expenditures can be reasonably estimated. No amounts were accrued as of December 31, 2021 and 2022.